ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

10. ACCOUNTS PAYABLE

The accounts payable as of December 31, 2024 and 2023 consist of the following:

	December 31,	December 31,
	2024	2023
Accounts payable to suppliers	$2,462	315,144
Accounts payable for SMS service	15,070	2,232,661
Total of Accounts payable	$17,532	2,547,805

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS